INCOME TAXES (Schedule Of Deferred Tax Assets And Liabilities Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Tax credit carryforwards	$ 9,940	$ 14,629
Accounts receivable	55	104
Inventory	431	288
Warranty reserve	34	87
Accrued expenses and other	35	2
Total gross deferred tax assets	10,495	15,110
Valuation allowance	(9,071)	13,563
Deferred tax assets, net	1,424	1,547
Deferred tax liabilities
Property, equipment, and intangibles	(1,424)	(1,547)
Net deferred tax assets	$ 0	$ 0